Equity method investment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Balance at the beginning	¥ 468,598
Additions	84,566	$ 13,270	¥ 1,458	¥ 579,492
Share of results	(47)	(7)	3,970	21,772
Disposal of an equity method investment				(4,500)
Dividend received			(644)	(9,602)
Return of capital	(50,088)	(7,860)	(115,449)	(358,558)
Impairment loss	187,329
Balance at the ending	257,122	$ 40,348	468,598
Equity Method Investees Excluding Shanghai Qinlin Information Technology Co. Ltd And Shanghai Gefei Fangdd Asset Management Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Balance at the beginning	468,598		579,263	346,159
Additions	84,566		1,458	579,492
Share of results	(47)		3,970	21,772
Disposal of an equity method investment	(58,578)
Dividend received			(644)	(9,602)
Return of capital	(50,088)		(115,449)	(358,558)
Impairment loss	187,329
Balance at the ending	¥ 257,122		¥ 468,598	¥ 579,263